REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table sets forth segment information of revenue, expenses, and operating income:

	Year ended December 31, 2024
	Customer Engagement	Financial Crime and Compliance	Not allocated	Total
Revenues	$2,281,781	$453,491	$—	2,735,272

Cost of Cloud (1)	620,919	74,125
Cost of Services (1)	124,250	58,127
Cost of Product (1)	17,926	3,124
Other segment items (1,2)	944,352	159,819

Operating income	$574,334	$158,296	$(186,676)	$545,954

Financial income and other, net				58,872

Income before taxes on income				$604,826
(1) Includes depreciation and amortization expense. Depreciation and amortization expense totaled $174,659 and $20,985 in respect of the Customer Engagement and Financial Crime and Compliance segments, respectively.
(2) Other segment items represent mainly cost of wages, maintenance expense, professional services expense, marketing expense, depreciation and amortization expense, and other expenses.

	Year ended December 31, 2023
	Customer Engagement	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,974,090	$403,418	$—	$2,377,508

Cost of Cloud (1)	496,516	58,618
Cost of Services (1)	132,069	56,190
Cost of Product (1)	17,804	3,259
Other segment items (1,2)	870,908	156,328

Operating income	$456,793	$129,023	$(150,589)	$435,227

Financial income and other, net				22,473

Income before taxes on income				$457,700
(1) Includes depreciation and amortization expense. Depreciation and amortization expense totaled $143,585 and $15,757 in respect of the Customer Engagement and Financial Crime and Compliance segments, respectively.
(2) Other segment items represent mainly cost of wages, maintenance expense, professional services expense, marketing expense, depreciation and amortization expense, and other expenses.

	Year ended December 31, 2022
	Customer Engagement	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,768,804	$412,490	$—	$2,181,294

Cost of Cloud (1)	427,664	44,636
Cost of Services (1)	127,951	54,789
Cost of Product (1)	18,422	4,410
Other segment items (1,2)	850,875	149,357

Operating income	$343,892	$159,298	$(168,017)	$335,173

Financial income and other, net				10,159

Income before taxes on income				$345,332
(1) Includes depreciation and amortization expense. Depreciation and amortization expense totaled $151,913 and $12,972 in respect of the Customer Engagement and Financial Crime and Compliance segments, respectively.
(2) Other segment items represent mainly cost of wages, maintenance expense, professional services expense, marketing expense, depreciation and amortization expense, and other expenses.
Schedule of Long-Lived Assets by Operational Segments
The following table presents property and equipment as of December 31, 2024 and 2023, based on operational segments:

	December 31,
	2024	2023
Customer Engagement	$147,869	$132,824
Financial Crime and Compliance	35,624	39,943
Non-allocated	1,799	1,647

	185,292	$174,414

Schedule of Total Revenues from External Customers by Geographical Areas
Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year Ended December 31,
	2024	2023	2022
Americas, principally the US	$2,321,524	$1,986,634	$1,802,192
EMEA (*)	275,009	244,523	245,198
Israel	3,053	3,508	4,484
Asia Pacific	135,686	142,843	129,420

	$2,735,272	$2,377,508	$2,181,294

Schedule of Long-Lived Assets by Geographical Areas
The following presents property and equipment and operating lease right-of-use assets as of December 31, 2024 and 2023, based on geographical areas:

	December 31,
	2024	2023
Americas, principally the US	$132,115	$128,065
EMEA (*)	12,509	10,145
Israel	118,786	122,940
Asia Pacific	14,965	17,829

	$278,375	$278,979
(*) Includes Europe, the Middle East (excluding Israel) and Africa.